Stock-Based Compensation- Narrative (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended			12 Months Ended
	Jan. 01, 2022	Feb. 09, 2021	Jan. 25, 2021	Jul. 31, 2022	Jun. 30, 2021	Jun. 30, 2019	Dec. 31, 2022	Dec. 31, 2021	Jan. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share for stock option grants (in dollars per share)							$ 1.18	$ 10.25
Unrecognized compensation related to unvested stock option awards							$ 1.4
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield							0.00%	0.00%
Unrecognized compensation related to unvested stock option awards, period for recognition (in years)							2 years 6 months
Performance-based Restricted Stock Units (PSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
PSUs outstanding that were granted (in shares)						556,530
PSUs vested and released (in shares)		185,510		185,510	185,510
Non-option equity instruments outstanding (in shares)							0
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for future grants (in shares)							689,583
Shares reserved for future issuance (in shares)									390,000
Shares authorized for issuance (in shares)							0
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Post-IPO capitalization rate			11.00%
Percentage of outstanding stock	5.00%
Shares available for future grants (in shares)							3,799,357